Reclamation Provision (Tables)	12 Months Ended
Dec. 31, 2025
Reclamation Provision [Abstract]
Schedule of Reclamation Provision
	December 31, 2025	September 30, 2024
Balance, start of the year	$492,426	$–
Acquisition of Reliant Ventures S.A.C.	–	468,180
Additions	31,019	–
Accretion	30,200	8,237
Settlement	(5,569)	–
Change in estimate	46,268	–
Foreign exchange adjustment	56,095	16,009
Balance, end of the year	$650,439	$492,426